Convertible Debentures (Details) - DevvStream Corp [Member]														2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 10, 2026 USD ($) $ / shares shares	Feb. 10, 2026 USD ($)	Dec. 03, 2025	Jul. 17, 2025 USD ($)	Mar. 19, 2025 USD ($)	Nov. 13, 2024 USD ($) $ / shares	Nov. 06, 2024 USD ($) $ / shares	Nov. 01, 2024 USD ($)	Oct. 28, 2024 USD ($)	Oct. 18, 2024 USD ($)	Aug. 19, 2024 USD ($)	Jun. 28, 2024 USD ($) $ / shares	Jan. 12, 2024 USD ($)	Apr. 30, 2026 USD ($) $ / shares shares	Apr. 30, 2026 USD ($) $ / shares shares	Apr. 30, 2025 USD ($)	Jan. 31, 2026	Apr. 30, 2026 USD ($) $ / shares shares	Apr. 30, 2025 USD ($)	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2024 USD ($)	Jun. 08, 2026 USD ($)	Apr. 30, 2026 $ / shares	Apr. 27, 2026 $ / shares	Mar. 05, 2026 USD ($)	Jul. 31, 2025 $ / shares	Nov. 06, 2024 $ / shares	Oct. 29, 2024 $ / shares	Oct. 08, 2024 $ / shares	Jun. 28, 2024 $ / shares	Jun. 13, 2024 USD ($)	Apr. 23, 2024 USD ($)	Apr. 19, 2024 USD ($)	Mar. 28, 2024 USD ($)	Jan. 09, 2024 USD ($)	Nov. 06, 2023 USD ($)	Sep. 22, 2023 $ / shares	Aug. 22, 2023 $ / shares	Aug. 04, 2023 $ / shares	Jul. 31, 2023 USD ($)	Nov. 04, 2022 USD ($)
Convertible Debentures [Line Items]
Principal amount														$ 250,000	$ 250,000			$ 250,000
Number of repayable day																		10 days
Derivative liability																				$ 72,500	$ 919,250																				$ 1,836,666
Expiration term														2 years	2 years			2 years
Additional proceeds																				9,400,650	883,516
Conversion of convertible securities															$ 3,272,313			$ 3,272,313
Inducement expenses on loan conversion															$ 3,599,981			3,599,981
Warrant exercise price per share (in Dollars per share) | (per share)																								$ 0.0001			$ 1.52	$ 13.08	$ 67.3								$ 13.08	$ 13.08	$ 13.08
Purchase of cryptocurrencies																		$ 5,125,100
Number of conversion shares (in Shares) | shares														900,756
Conversion of principal amount														$ 3,188,250
Obligation to pay liquidated damages per month														1.00%	1.00%			1.00%
Interest on liquidated damages percentage														10.00%	10.00%			10.00%
Liquidated damages premium percentage																		130.00%
Default penalty liability on convertible debt														$ 1,159,038	$ 1,159,038			$ 1,159,038
Liquidated damages and related interest														456,642	456,642			456,642
Default premium														$ 702,396	$ 702,396			$ 702,396
Default interest rate														5.00%	5.00%			5.00%
Contractual interest rate														8.00%	8.00%			8.00%
Focus Impact Partners [Member]
Convertible Debentures [Line Items]
Derivative liability																					25,800
Debt instrument maturity date						Nov. 13, 2026
Warrant [Member]
Convertible Debentures [Line Items]
Expiration term																				2 years
Common Stock [Member]
Convertible Debentures [Line Items]
Conversion price | $ / shares						$ 8.67
Period of volume weighted average trading price						20 days
Percentage of conversion price discount						25.00%
Number of trading days																		20 days		20 days
Subsequent Event [Member]
Convertible Debentures [Line Items]
Agreed value																						$ 2,600,000
Related Party [Member] | Envviron SAS [Member]
Convertible Debentures [Line Items]
Derivative liability																				$ 72,500	919,250
Accrued interest transferred to accrued liabilities																				(21,129)
Extinguishment																		(4,241,792)		(3,982,650)
Fair value																		$ 3,272,313
Transaction costs																				85,000	36,484
Related Party [Member] | Envviron SAS [Member] | General and Administrative Expenses [Member]: safx:GeneralAndAdministrativeExpensesMember
Convertible Debentures [Line Items]
Transaction costs																					40,227
Host financial liability																					36,484
Embedded derivative																					3,743
Related Party [Member] | Envviron SAS [Member] | General and Administrative Expenses [Member]: us-gaap:GeneralAndAdministrativeExpense
Convertible Debentures [Line Items]
Transaction costs																				40,227
Host financial liability																				36,484
Embedded derivative																				$ 3,743
Convertible Debt [Member]
Convertible Debentures [Line Items]
Principal amount						$ 3,345,000
Interest rate						5.30%
Conversion price | $ / shares	$ 0.9026
Period of volume weighted average trading price																		20 days		20 days
Percentage of conversion price discount						25.00%												25.00%
Floor price | $ / shares	$ 8.67					$ 8.67								$ 8.67	$ 8.67			$ 8.67
Percentage of debt carrying value						10.00%								10.00%	10.00%			10.00%
Percentage of extinguishment						10.00%								10.00%	10.00%			10.00%
Carrying value fair value	$ 3,210,403					$ 3,345,000								$ 3,345,000	$ 3,345,000			$ 3,345,000
Market yield rate						14.00%								14.00%	14.00%			14.00%
Extinguishment						$ 488,957												$ 488,957
Promissory notes convertible into warrants	3,053,582													$ 1,500,000	$ 1,500,000			$ 1,500,000		$ 1,500,000
Unamortized discount	$ 156,821
Shares issued upon conversion of debt (in Shares) | shares	3,556,839
Shares issuable under the original conversion terms (in Shares) | shares	370,289
Incremental inducement share (in Shares) | shares	3,186,550
Share price (in Dollars per share) | $ / shares	$ 0.792
Inducement expenses on loan conversion	$ 2,523,748
Number of unsecured promissory notes														2	2			2		2
Unsecured promissory notes amounting														$ 3,000,000	$ 3,000,000			$ 3,000,000		$ 3,000,000
Warrant exercise price per share (in Dollars per share) | $ / shares														$ 1	$ 1			$ 1		$ 1
Accrued administrative fees																		$ 345,000		$ 345,000
Percentage of change assessed to be excess						10.00%								10.00%	10.00%			10.00%
Convertible Debt [Member] | Focus Impact Partners [Member]
Convertible Debentures [Line Items]
Principal amount						$ 637,150							$ 550,000																		$ 50,000		$ 100,000	$ 100,000	$ 150,000	$ 150,000
Interest rate						5.30%							5.30%	5.30%	5.30%			5.30%
Conversion price | $ / shares	$ 0.9026
Number of repayable day																				10 days
Period of transaction expected date to complete																		270 days		270 days
Convertible into units (in Shares) | shares																		1		1
Share purchase warrant (in Shares) | shares														0.5	0.5			0.5		0.5
Period of volume weighted average trading price						20 days												20 days		20 days
Percentage of premium to volume weighted average price																		20.00%		20.00%
Derivative liability																				$ 65,750	$ 25,800
Fair value transferred into equity														$ 59,000	$ 59,000			$ 59,000		$ 59,000
Number of Installments													5
Debt instrument maturity date																		Nov. 06, 2024
Percentage of conversion price discount						25.00%												25.00%		25.00%
Floor price | (per share)	$ 8.67					$ 8.67						$ 20		$ 20	$ 20			$ 20		$ 20			$ 4.75			$ 4.75				$ 4.75
Additional proceeds								$ 12,000	$ 7,650	$ 6,500	$ 41,500	$ 20,000
Accrued interest transferred to accrued liabilities						$ 21,129
Percentage of debt carrying value						10.00%
Conversion of convertible securities						$ 2,250,000
Fair value of conversion feature						59,000
Percentage of extinguishment														10.00%	10.00%			10.00%		10.00%
Carrying value fair value	$ 1,051,032													$ 637,650	$ 637,650			$ 637,650		$ 637,650
Market yield rate														14.00%	14.00%			14.00%		14.00%
Extinguishment						93,209												$ 93,209
Promissory notes convertible into warrants	999,691
Unamortized discount	$ 51,341
Shares issued upon conversion of debt (in Shares) | shares	1,164,450
Shares issuable under the original conversion terms (in Shares) | shares	121,226
Incremental inducement share (in Shares) | shares	1,043,224
Share price (in Dollars per share) | $ / shares	$ 0.792
Inducement expenses on loan conversion	$ 826,233
Convertible Debt [Member] | Devvio Incorporation Member
Convertible Debentures [Line Items]
Principal amount													$ 100,000
Interest rate													5.30%
Conversion price | (per share)							$ 76.5							$ 76.5	$ 76.5			$ 76.5		$ 76.5			10.3			10.3	11.7
Number of repayable day							10 days											10 days		10 days
Period of transaction expected date to complete																		270 days		270 days
Share purchase warrant (in Shares) | shares														0.5	0.5			0.5		0.5
Period of volume weighted average trading price																		30 days		30 days
Percentage of premium to volume weighted average price																		20.00%		20.00%
Conversion expire term																		2 years		2 years
Derivative liability														$ 45,000	$ 45,000			$ 45,000		$ 45,000
Fair value transferred into equity							$ 176,000
Expected dividend yield							0.00%
Expected-volatility							275.00%
Risk-free interest rate							3.10%
Expected remaining life							7 months 6 days
Convertible Debt [Member] | Devvio Incorporation Member | Common Stock [Member]
Convertible Debentures [Line Items]
Convertible into units (in Shares) | shares																		1		1
Convertible Debt [Member] | Related Party [Member] | Envviron SAS [Member]
Convertible Debentures [Line Items]
Principal amount														$ 5,245,298	$ 5,245,298			$ 5,245,298		$ 14,102,499												$ 250,000
Interest rate																																5.30%
Conversion price | (per share)														$ 20	$ 20			$ 20		$ 20			4.75			$ 4.75
Number of repayable day							10 days													10 days
Share purchase warrant (in Shares) | shares														0.5	0.5			0.5		0.5
Period of volume weighted average trading price							20 days											20 days		20 days
Percentage of premium to volume weighted average price																		20.00%		20.00%
Conversion expire term																		2 years		2 years
Derivative liability																																$ 2,750
Fair value transferred into equity							$ 31,000									$ 31,000			$ 31,000
Percentage of conversion price discount							25.00%											25.00%		25.00%
Floor price | $ / shares																											$ 20
De-SPAC transaction period																		270 days		270 days
Transaction costs																				$ 85,000
Convertible Debt [Member] | Related Party [Member] | Envviron SAS [Member] | Warrant [Member]
Convertible Debentures [Line Items]
Period of volume weighted average trading price																		30 days		30 days
New Convertible Debt [Member]
Convertible Debentures [Line Items]
Carrying value fair value						$ 2,856,042								$ 2,856,042	$ 2,856,042			$ 2,856,042
New Convertible Debt [Member] | Focus Impact Partners [Member]
Convertible Debentures [Line Items]
Carrying value fair value														544,441	544,441			544,441		$ 544,441
Additional Convertible Debt [Member] | Focus Impact Partners [Member]
Convertible Debentures [Line Items]
Principal amount					$ 218,000									229,301	229,301			229,301
Interest rate					5.30%
Period of volume weighted average trading price																	20 days			20 days
Derivative liability					$ 72,500									74,000	74,000			74,000		$ 72,500
Percentage of conversion price discount					25.00%
Promissory notes convertible into warrants														188,519	188,519			188,519
Unamortized discount														$ 40,781	$ 40,781			$ 40,781
Shares issued upon conversion of debt (in Shares) | shares	254,045
Share price (in Dollars per share) | $ / shares														$ 0.792	$ 0.792			$ 0.792
Fair value																		$ 201,203
Related party debt																		61,316
Percentage of prepayment penalty prior to maturity date					10.00%
Crypto Strategy Convertible Debt [Member]
Convertible Debentures [Line Items]
Principal amount		$ 9,000,000		$ 300,000,000										$ 3,272,313	$ 3,272,313			$ 3,272,313
Interest rate		8.00%		8.00%
Debt instrument maturity date																		Jan. 17, 2027
Percentage of conversion price discount				8.00%
Floor price | (per share)																				$ 0.7722			0.07722
Additional proceeds		$ 250,000
Percentage of debt carrying value														95.00%	95.00%			95.00%		95.00%
Number of tranches				50
Maturity period				18 months
Number of trading days																		5 days		5 days
Cap price | (per share)																				$ 7.722			$ 7.722
Percentage of proceeds from new issuances obligated for debt repayment			25.00%														25.00%			25.00%
Percentage of prepayment penalty prior to maturity date																	10.00%
Percentage of new securities subject to right of first refusal														25.00%	25.00%			25.00%		25.00%
Percentage of net proceeds of initial tranche required to be used to purchase cryptocurrencies														70.00%	70.00%			70.00%		70.00%
Percentage of net proceeds of subsequent tranches required to be used to purchase cryptocurrencies														75.00%	75.00%			75.00%		75.00%
Digital asset threshold amount														$ 20,000,000	$ 20,000,000			$ 20,000,000		$ 20,000,000
Proceeds from segregated account for trading in cryptocurrencies														$ 20,000,000	20,000,000			20,000,000		$ 20,000,000
Partial prepayment of debt																									$ 1,200,000
Prepayment penalty rate																									10.00%
Number of conversion shares (in Shares) | shares														4,965,908
Conversion of principal amount														$ 250,000
Crypto Strategy Convertible Debt Initial Tranche [Member]
Convertible Debentures [Line Items]
Principal amount				$ 10,000,000
Debt instrument maturity date																	Jan. 17, 2027			Jan. 17, 2027
Additional proceeds				9,200,000
Transaction costs incurred				85,000
Purchase of cryptocurrencies				$ 6,405,000														5,125,100
Restricted cash														$ 79,990	$ 79,990			$ 79,990		$ 6,405,000
SVS [Member] | Convertible Debt [Member] | Related Party [Member] | Envviron SAS [Member]
Convertible Debentures [Line Items]
Convertible into units (in Shares) | shares																		1		1